ETF

The Fund employs a 'passive management' -or indexing-investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index's market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target index (covering nearly 98% of the Index's total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Institutional
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Total World Stock Index Fund Institutional) Vanguard Total World Stock Index Fund	Vanguard Total World Stock Index Fund - Institutional Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Total World Stock Index Fund Institutional) Vanguard Total World Stock Index Fund	Vanguard Total World Stock Index Fund - Institutional Shares
Management Expenses	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.23%

Expense Example, No Redemption (Vanguard Total World Stock Index Fund Institutional) Vanguard Total World Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Total World Stock Index Fund - Institutional Shares	24	74	130	293

The Fund employs a 'passive management' -or indexing-investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index's market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target index (covering nearly 98% of the Index's total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Participant
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Total World Stock Index Fund Participant) Vanguard Total World Stock Index Fund		Vanguard Total World Stock Index Fund - Investor Shares
Sales charge (load) imposed on purchases		none
Purchase Fee		none
Sales charge (load) imposed on reinvested dividends		none
Redemption Fee	[1]	2.00%
[1]	(on shares held less than two months)

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Total World Stock Index Fund Participant) Vanguard Total World Stock Index Fund	Vanguard Total World Stock Index Fund - Investor Shares
Management Expenses	0.39%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.45%

Expense Example, No Redemption (Vanguard Total World Stock Index Fund Participant) Vanguard Total World Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Total World Stock Index Fund - Investor Shares	46	144	252	567

The Fund employs a 'passive management' -or indexing-investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index's market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target index (covering nearly 98% of the Index's total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Retail
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Total World Stock Index Fund Retail) Vanguard Total World Stock Index Fund (USD $)		Vanguard Total World Stock Index Fund - Investor Shares
Sales charge (load) imposed on purchases		none
Purchase Fee		none
Sales charge (load) imposed on reinvested dividends		none
Redemption Fee	[1]	2.00%
Account Service Fee (for fund account balances below $10,000)		20
[1]	(on shares held less than two months)

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Total World Stock Index Fund Retail) Vanguard Total World Stock Index Fund	Vanguard Total World Stock Index Fund - Investor Shares
Management Expenses	0.39%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.45%

Expense Example, No Redemption (Vanguard Total World Stock Index Fund Retail) Vanguard Total World Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Total World Stock Index Fund - Investor Shares	46	144	252	567

The Fund employs a 'passive management' -or indexing-investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index's market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target index (covering nearly 98% of the Index's total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.